CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Retained earnings USD ($)	Retained earnings CNY	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Beginning Balance at Dec. 31, 2011		796,178				1,937		709,815		84,853		(427)
Beginning Balance (in shares) at Dec. 31, 2011			113,112,458	189,617,092
Net income for the year		(14,473)								(14,338)				(135)
Other comprehensive income (loss)		7										7
Accretion of contingently redeemable ordinary shares		(3,023)								(3,023)
Deemed dividend to V1 Group		(30,616)						2,313		(32,929)
Capital contribution from noncontrolling interests		200												200
Share-based compensation expenses		14,075						14,075
Exercise of share-based awards (in shares)			464,750
Exercise of share-based awards						3		(3)
Ending Balance at Dec. 31, 2012		762,348				1,940		726,200		34,563		(420)		65
Ending Balance (in shares) at Dec. 31, 2012			113,577,208	189,617,092
Net income for the year		26,763								26,260				503
Other comprehensive income (loss)		542										542
Accretion of contingently redeemable ordinary shares		(3,174)								(3,174)
Deemed dividend to V1 Group		(38,014)								(38,014)
Recognition of noncontrolling interests		1,416												1,416
Acquisition of noncontrolling interests (Note 4)		1,023						1,543						(520)
Conversion of Class B to Class A ordinary shares (Note 18)			8,795,864	(8,795,864)
Issuance of ordinary shares (in shares)			50,866,900
Issuance of ordinary shares		246,843				322		246,521
Issuance of warrants (Note 21)		10,139						10,139
Capital contribution from noncontrolling interests		138												138
Share-based compensation expenses		7,463						7,463
Exercise of share-based awards (in shares)			4,794,390
Exercise of share-based awards		11,589				38		11,551
Ending Balance at Dec. 31, 2013		1,027,076				2,300		1,003,417		19,635		122		1,602
Ending Balance (in shares) at Dec. 31, 2013			178,034,362	180,821,228
Net income for the year	36,739	227,947								232,124				(4,177)
Other comprehensive income (loss)	(460)	(2,857)										(2,857)
Conversion of contingently redeemable ordinary shares to Class A ordinary shares (in shares)			26,485,961
Accretion of contingently redeemable ordinary shares		78,064				162		77,902
Issuance of ordinary shares (in shares)			48,188,000
Issuance of ordinary shares		474,239				296		473,943
Issuance of warrants (Note 21)		25,125						25,125
Capital contribution from noncontrolling interests		392												392
Share-based compensation expenses		12,260						12,260
Exercise of share-based awards (in shares)			4,815,606
Exercise of share-based awards		12,235				31		12,204
Ending Balance at Dec. 31, 2014	$ 298,887	1,854,480			$ 449	2,789	$ 258,655	1,604,851	$ 40,576	251,759	$ (441)	(2,735)	$ (352)	(2,184)
Ending Balance (in shares) at Dec. 31, 2014			257,523,929	180,821,228